Schedule of sales to major customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Sales	$ 3,018	$ 3,550	$ 7,280	$ 5,225
Customer A [member]
IfrsStatementLineItems [Line Items]
Sales	1,435	1,631	3,848	2,109
Customer B [member]
IfrsStatementLineItems [Line Items]
Sales	337	329	672	408
Customer [member]
IfrsStatementLineItems [Line Items]
Sales	$ 1,772	$ 1,960	$ 4,520	$ 2,517